Commitments and Contingencies - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩) Lawsuits	Dec. 31, 2019 KRW (₩)
Commitments and contingencies [abstract]
Severally liable for reimbursement	₩ 1,618
Number of lawsuits | Lawsuits	195
Litigation settlement claim amount	₩ 110,409	₩ 214,877
Litigation provision	₩ 76,500	62,241
New town development consortium percentage of ownership interest	2.50%
Contract amount not yet recognized as liabilities	₩ 596,983	₩ 851,798